Income Taxes - Income Tax Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Abstract]
Income tax (benefit) expense at the U.S. federal tax rate of 35%	$ 68	$ 47	$ 33
Foreign income tax differential	(19)	(23)	(33)
U.S. permanent book/tax differences	3	2	(1)
Tax audit settlements	(12)	0	0
Change in liability for unrecognized tax benefits	2	4	11
Nondeductible transaction costs	4	0	0
Federal capital loss valuation allowance	5	0	0
Japan valuation allowance release	0	(40)	0
Other, net	0	(1)	(2)
Total income tax (benefit) expense	$ 51	$ (11)	$ 8